NATIONWIDE(R) MUTUAL FUNDS
                     NATIONWIDE INVESTOR DESTINATIONS SERIES








                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                           NATIONWIDE(R) MUTUAL FUNDS
                              INVESTOR DESTINATIONS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001




                                TABLE OF CONTENTS

Nationwide Investor Destinations Aggressive Fund ..........................   4

Nationwide Investor Destinations Moderately Aggressive Fund ...............   6

Nationwide Investor Destinations Moderate Fund ............................   8

Nationwide Investor Destinations Moderately Conservative Fund .............  10

Nationwide Investor Destinations Conservative Fund ........................  12

Statements of Assets and Liabilities ......................................  14

Statements of Operations ..................................................  15

Statements of Changes .....................................................  16

Financial Highlights ......................................................  19

Notes to Financial Statements .............................................  24

NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the Nationwide Investor Destinations Aggressive Fund (formerly Investor Destinations Aggressive Fund) returned -7.64%(a) versus -9.91% for a composite of 65% S&P 500 Index, 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, and 5% Lehman Brothers Aggregate Bond Index. The returns for each of those Indexes were -12.07%, -7.98%, and 6.22%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The Fund's heavier weightings in large-cap, mid-cap, small cap and international equities were the primary contributors to its negative return for the six months ended April 30, 2001. These two asset categories accounted for 95.1% of total portfolio assets at the end of April. U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Almost all major global equity markets declined, too. Global economic uncertainty, led by slowing growth and declining profits in the U.S., shook the confidence of equity investors worldwide. Many central banks, like the Federal Reserve Board, cut interest rates to stimulate growth and avoid recession. Only after the Fed's fourth rate cut in April did U.S. equity markets respond, but not nearly enough to erase the losses of the prior five months. Furthermore, there was a very significant disparity in the returns of growth stocks versus value stocks, with small- and mid-cap value stocks actually posting positive returns for the six-month period. Throughout most of the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell over 37%. Essentially, old economy industries (e.g., banks, retailers, and homebuilders) produced better returns than new economy industries (e.g., biotechnology, computer software and networking, communications equipment).

The bond market outperformed the overall equity market in this six-month period. However, the Fund's 5% weighting in bonds was not sufficient to offset losses in stocks but it did help the Fund outperform the composite. Most credit spreads tightened during the period, despite of equity market turmoil. The yield curve steepened sharply as recession fears mounted. Short maturity Treasury securities outperformed longer dated maturities on a risk-adjusted basis. Corporate bonds outperformed Treasury securities of similar duration.

Going forward, the Nationwide Investor Destinations Aggressive Fund will continue to pursue its goal of growth of capital. The Fund will also attempt to maintain a target allocation of 40% large-cap stocks, 30% international stocks, 15% mid-cap stocks, 10% small-cap stocks, and 5% bonds.

----------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.


AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE(5)
----------------------------------------------------
Class A    w/o SC**         -10.79%         -12.56%
           w/SC(1)          -15.91%         -17.21%
----------------------------------------------------
Class B    w/o SC**         -11.29%         -13.10%
           w/SC(2)          -15.69%         -16.28%
----------------------------------------------------
Class C*   w/o SC**         -11.29%         -13.10%
           w/SC(3)          -13.07%         -13.89%
----------------------------------------------------
Service Class(4)            -10.65%         -12.44%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

* These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

**These returns do not reflect the effects of a sales charge.

1 A 5.75% maximum front-end sales charge was deducted.

2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

4 Not subject to any sales charges.

5 Commenced operations on March 31, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Portfolio Manager:Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $5,534,380
APRIL 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

                NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------
             SECURITY                           MARKET
SHARES       DESCRIPTION                         VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS (100.2%)
             EQUITY FUNDS (95.3%)
   145,810   Deutsche Asset Management
             EAFE Equity Index Fund,
             Premier Class                   $1,652,032
   206,031   Nationwide S&P 500 Index Fund,
             Institutional Class*             2,218,955
    58,276   Nationwide Small Cap Index Fund,
             Institutional Class*               552,452
    70,638   Vanguard Mid Cap Index Fund,
             Institutional Shares               837,761
       156   Vanguard Small Index Fund,
             Investor Shares                      3,056
                                             ----------
             TOTAL EQUITY FUNDS               5,264,256
                                             ----------
             FIXED INCOME FUNDS (4.9%)
   26,958    Vanguard Total Bond Market
             Index Fund, Investor Shares        270,124
                                             ----------
             TOTAL FIXED INCOME FUNDS           270,124
                                             ----------
             TOTAL INVESTMENTS (100.2%)
             (cost $5,596,202)(a)             5,534,380
             LIABILITIES IN EXCESS OF
             OTHER ASSETS (-0.2%)                (8,411)
                                             ----------
             TOTAL NET ASSETS (100.0%)       $5,525,969
                                             ==========
--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation              $ 19,776
            Unrealized depreciation               (81,598)
                                                 --------
            Net unrealized depreciation          $(61,822)
                                                 ========

* Investment in affiliate.

See notes to financial statements.

NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the Nationwide Investor Destinations Moderately Aggressive Fund (formerly Investor Destinations Moderately Aggressive
Fund) returned -5.78%(a) versus -7.39% for a composite of 55% S&P 500 Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index, and 20% Lehman Brothers Aggregate Bond Index. The returns for each of those Indexes were -12.07%, -7.98%, and 6.22%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The Fund's weightings in large-cap, mid-cap, small-cap and international equities contributed negatively to return for the six months ended April 30, 2001. These four asset categories accounted for 80.4% of total portfolio assets at the end of April. For the period, U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Almost all major global equity markets declined, too. Global economic uncertainty, led by slowing growth and declining profits in the U.S., shook the confidence of equity investors worldwide. Many central banks, like the Federal Reserve Board, cut interest rates to stimulate growth and avoid recession. Only after the Fed's fourth rate cut in April did U.S. equity markets respond, but not nearly enough to erase the losses of the prior five months. Furthermore, there was a very significant disparity in the returns of growth stocks versus value stocks, with small- and mid-cap value stocks actually posting positive returns for the six-month period. Throughout most of the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell over 37%. Essentially, old economy industries (e.g., banks, retailers, and homebuilders) produced better returns than new economy industries (e.g., biotechnology, computer software and networking, communications equipment).

The bond market outperformed the overall equity market in this six-month period. However, the Fund's 14.7% weighting in bonds, coupled with its 5.0% weighting in short-term investments, was not sufficient to offset losses in stocks but it did help the Fund to outperform the composite. Most credit spreads tightened during the period, in spite of equity market turmoil. The yield curve steepened sharply as recession fears mounted. Short maturity Treasury securities outperformed longer dated maturities on a risk-adjusted basis. Corporate bonds outperformed Treasury securities of similar duration.

Going forward, the Nationwide Investor Destinations Moderately Aggressive Fund will continue to pursue its goal of growth of capital, as well as income. The Fund will also attempt to maintain a target allocation of 35% large-cap stocks, 25% international stocks, 15% mid-cap stocks, 15% bonds, 5% small-cap stocks, and 5% short-term investments.

----------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.


AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR        LIFE(5)
----------------------------------------------------
Class A    w/o SC**          -7.22%          -8.91%
           w/SC(1)          -12.52%         -13.75%
----------------------------------------------------
Class B    w/o SC**          -7.83%          -9.46%
           w/SC(2)          -12.40%         -12.78%
----------------------------------------------------
Class C*   w/o SC**          -7.58%          -9.24%
           w/SC(3)           -9.43%         -10.07%
----------------------------------------------------
Service Class(4)             -7.05%          -8.76%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

* These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

** These returns do not reflect the effects of a sales charge.

1 A 5.75% maximum front-end sales charge was deducted.

2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

4  Not subject to any sales charges.

5  Commenced operations on March 31, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $6,480,852
APRIL 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

           NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL    SECURITY                           MARKET
AMOUNT       DESCRIPTION                         VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS (97.6%)
             EQUITY FUNDS (80.4%)
   142,931   Deutsche Asset Management
             EAFE Equity Index Fund,
             Premier Class                   $1,619,404
   211,444   Nationwide S&P 500 Index Fund,
             Institutional Class*             2,277,255
    34,142   Nationwide Small Cap Index Fund,
             Institutional Class*               323,667
    83,115   Vanguard Mid Cap Index Fund,
             Institutional Shares               985,740
       156   Vanguard Small Cap Index Fund,
             Investor Shares                      3,056
                                             ----------
             TOTAL EQUITY FUNDS               5,209,122
                                             ----------
             FIXED INCOME FUNDS (17.2%)
   16,116    Nationwide Morley Enhanced
             Income Fund, Institutional
             Shares*                            159,064
   95,141    Vanguard Total Bond Market
             Index Fund, Investor Shares        953,317
                                             ----------
             TOTAL FIXED INCOME FUNDS         1,112,381
                                             ----------
             TOTAL MUTUAL FUNDS               6,321,503
                                             ----------
             FIXED CONTRACT (2.5%)
$  159,349   Nationwide Fixed Contract,
             5.75%*(b)                          159,349
                                             ----------
             TOTAL FIXED CONTRACT               159,349
                                             ----------
             TOTAL INVESTMENTS (100.1%)
             (cost $6,425,950) (a)            6,480,852
             LIABILITIES IN EXCESS OF
             OTHER ASSETS (-0.1%)                (3,840)
                                             ----------
             TOTAL NET ASSETS (100.0%)       $6,477,012
                                             ==========

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation         $104,795
          Unrealized depreciation          (49,893)
                                          --------
          Net unrealized appreciation     $ 54,902
                                          ========

(b) The  Nationwide   Fixed  Contract  rate  changes   quarterly.   Security  is
    restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

* Investment in affiliate.

See notes to financial statements.

NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the Nationwide Investor Destinations Moderate Fund (formerly Investor Destinations Moderate Fund) returned -3.28%(a) versus -4.16% for a composite of 45% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for each of those Indexes were -12.07%, 6.22%, and -7.98%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The Fund's weightings in large-cap, mid-cap, small-cap and international equities contributed negatively to return for the six months ended April 30, 2001. These four asset categories accounted for 60.5% of total portfolio assets at the end of April. For the period, U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Almost all major global equity markets declined, too. Global economic uncertainty, led by slowing growth and declining profits in the U.S., shook the confidence of equity investors worldwide. Many central banks, like the Federal Reserve Board, cut interest rates to stimulate growth and avoid recession. Only after the Fed's fourth rate cut in April did U.S. equity markets respond, but not nearly enough to erase the losses of the prior five months. Furthermore, there was a very significant disparity in the returns of growth stocks versus value stocks, with small- and mid-cap value stocks actually posting positive returns for the six-month period. Throughout most of the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell over 37%. Essentially, old economy industries (e.g., banks, retailers, and homebuilders) produced better returns than new economy industries (e.g., biotechnology, computer software and networking, communications equipment).

The bond market outperformed the overall equity market in this six-month period. The Fund's 24.7% weighting in bonds, coupled with its 14.8% weighting in short-term investments, offset some but not all losses in stocks and helped the Fund to outperform the composite. Most credit spreads tightened during the period, in spite of equity market turmoil. The yield curve steepened sharply as recession fears mounted. Short maturity Treasury securities outperformed longer dated maturities on a risk-adjusted basis. Corporate bonds outperformed Treasury securities of similar duration.

Going forward, the Nationwide Investor Destinations Moderate Fund will continue to pursue its goal of growth and income. The Fund will also attempt to maintain a target allocation of 30% large-cap stocks, 25% bonds, 15% international stocks, 15% short-term investments, 10% mid-cap stocks, and 5% small-cap stocks.

----------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE(5)
-----------------------------------------------------
Class A    w/o SC**          -2.60%          -4.11%
           w/SC(1)           -8.22%          -9.21%
-----------------------------------------------------
Class B    w/o SC**          -3.30%          -4.74%
           w/SC(2)           -8.08%          -8.22%
-----------------------------------------------------
Class C*   w/o SC**          -3.28%          -4.73%
           w/SC(3)           -5.21%          -5.60%
-----------------------------------------------------
Service Class(4)             -2.55%          -3.97%
-----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

* These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

**These returns do not reflect the effects of a sales charge.

1 A 5.75% maximum front-end sales charge was deducted.

2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

4  Not subject to any sales charges.

5  Commenced operations on March 31, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $17,057,951
APRIL 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

                 NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL    SECURITY                           MARKET
AMOUNT       DESCRIPTION                         VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS (92.5%)
             EQUITY FUNDS (60.4%)
   227,110   Deutsche Asset Management
             EAFE Equity Index Fund,
             Premier Class                  $ 2,573,162
   477,385   Nationwide S&P 500 Index Fund,
             Institutional Class*             5,141,438
    90,949   Nationwide Small Cap Index Fund,
             Institutional Class*               862,194
   146,756   Vanguard Mid Cap Index Fund,
             Institutional Shares             1,740,529
       156   Vanguard Small Cap Index Fund,
             Investor Shares                      3,050
                                            -----------
             TOTAL EQUITY FUNDS              10,320,373
                                            -----------
             FIXED INCOME FUNDS (32.1%)
  128,037    Nationwide Morley Enhanced
             Income Fund, Institutional
             Shares*                          1,263,725
  419,946    Vanguard Total Bond Market
             Index Fund, Investor Shares      4,207,857
                                            -----------
             TOTAL FIXED INCOME FUNDS         5,471,582
                                            -----------
             TOTAL MUTUAL FUNDS              15,791,955
                                            -----------

             FIXED CONTRACT (7.4%)
$1,265,996   Nationwide Fixed Contract,
             5.75%*(b)                        1,265,996
                                            -----------
             TOTAL FIXED CONTRACT             1,265,996
                                            -----------
             TOTAL INVESTMENTS (99.9%)
             (cost $16,549,389) (a)          17,057,951
             OTHER ASSETS IN EXCESS OF
             LIABILITIES (0.1%)                  10,850
                                            -----------
             TOTAL NET ASSETS (100.0%)      $17,068,801
                                            ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation           $ 520,729
       Unrealized depreciation             (12,167)
                                         ---------
       Net unrealized appreciation       $ 508,562
                                         =========

(b) The  Nationwide   Fixed  Contract  rate  changes   quarterly.   Security  is
    Restricted.The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

* Investment in affiliate.

See notes to financial statements.

NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the Nationwide Investor Destinations Moderately Conservative Fund (formerly Investor Destinations Moderately Conservative Fund) returned -0.76% (a) versus -0.71% for a composite of 60% Lehman Brothers Aggregate Bond Index, 30% S&P 500 Index, and 10% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for each of those Indexes were 6.22%, -12.07%, and -7.98%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The bond market outperformed the overall equity market in this six-month period. The Fund's 34.6% weighting in bonds, coupled with its 24.8% weighting in short-term investments, offset much but not all losses in stocks. Most credit spreads tightened during the period, in spite of equity market turmoil. The yield curve steepened sharply as recession fears mounted. Short maturity Treasury securities outperformed longer dated maturities on a risk-adjusted basis. Corporate bonds outperformed Treasury securities of similar duration.

The Fund's weightings in large-cap, mid-cap and international equities contributed negatively to return for the six months ended April 30, 2001. These three asset categories accounted for 40.5% of total portfolio assets at the end of April. For the period, U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Almost all major global equity markets declined, too. Global economic uncertainty, led by slowing growth and declining profits in the U.S., shook the confidence of equity investors worldwide. Many central banks, like the Federal Reserve Board, cut interest rates to stimulate growth and avoid recession. Only after the Fed's fourth rate cut in April did U.S. equity markets respond, but not nearly enough to erase the losses of the prior five months. Furthermore, there was a very significant disparity in the returns of growth stocks versus value stocks, with small- and mid-cap value stocks actually posting positive returns for the six-month period. Throughout most of the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell over 37%. Essentially, old economy industries (e.g., banks, retailers, and homebuilders) produced better returns than new economy industries (e.g., biotechnology, computer software and networking, communications equipment).

Going forward, the Nationwide Investor Destinations Moderately Conservative Fund will continue to pursue its goal of growth and income. The Fund will also attempt to maintain a target allocation of 35% bonds, 25% short-term investments, 20% large-cap stocks, 10% mid-cap stocks, and 10% international stocks.

----------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE(5)
-----------------------------------------------------
Class A    w/o SC**           0.55%          -0.61%
           w/SC(1)           -5.21%          -5.89%
-----------------------------------------------------
Class B    w/o SC**          -0.10%          -1.20%
           w/SC(2)           -4.98%          -4.76%
-----------------------------------------------------
Class C*   w/o SC**          -0.37%          -1.45%
           w/SC(3)           -2.34%          -2.35%
-----------------------------------------------------
Service Class(4)              0.65%          -0.51%
-----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

* These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

**These returns do not reflect the effects of a sales charge.

1 A 5.75% maximum front-end sales charge was deducted.

2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

4 Not subject to any sales charges.

5 Commenced operations on March 31, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $4,283,995
APRIL 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

          NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL    SECURITY                           MARKET
AMOUNT       DESCRIPTION                         VALUE
--------------------------------------------------------------------------------
             MUTUAL FUND (87.5%)
             EQUITY FUNDS (40.5%)
    38,139   Deutsche Asset Management
             EAFE Equity Index Fund,
             Premier Class                  $   432,110
    80,538   Nationwide S&P 500 Index Fund,
             Institutional Class*               867,397
    36,972   Vanguard Mid Cap Index Fund,
             Institutional Shares               438,488
                                            -----------
             TOTAL EQUITY FUNDS               1,737,995
                                            -----------
             FIXED INCOME FUNDS (47.0%)
   53,753    Nationwide Morley Enhanced
             Income Fund, Institutional
             Shares*                            530,542
  148,100    Vanguard Total Bond Market
             Index Fund, Investor Shares      1,483,962
                                            -----------
             TOTAL FIXED INCOME FUNDS         2,014,504
                                            -----------
             TOTAL MUTUAL FUNDS               3,752,499

             FIXED CONTRACT (12.4%)
$  531,496   Nationwide Fixed Contract,
             5.75%*(b)                          531,496
                                            -----------
             TOTAL FIXED CONTRACT               531,496
                                            -----------
             TOTAL INVESTMENTS (99.9%)
             (cost $4,234,086) (a)            4,283,995
             OTHER ASSETS IN EXCESS OF
             LIABILITIES (0.1%)                   4,196
                                            -----------
             TOTAL NET ASSETS (100.0%)      $ 4,288,191
                                            ===========

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation          $ 66,868
       Unrealized depreciation           (16,959)
                                        --------
       Net unrealized appreciation      $ 49,909
                                        ========

(b) The  Nationwide   Fixed  Contract  rate  changes   quarterly.   Security  is
    restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

* Investment in affiliate.

See notes to financial statements.
                                                                              11

NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the Nationwide Investor Destinations Conservative Fund (formerly Investor Destinations Conservative Fund) returned 1.41%(a) versus 2.75% for, a composite of 80% Lehman Brothers Aggregate Bond Index, 15% S&P 500 Index, and 5% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for each of those Indexes were 6.22%, -12.07%, and -7.98%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The Fund's weightings in large-cap, mid-cap and international equities contributed negatively to return for the six months ended April 30, 2001. These three asset categories accounted for only 20.2% of total portfolio assets at the end of April. For the period, U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Almost all major global equity markets declined, too. Global economic uncertainty, led by slowing growth and declining profits in the U.S., shook the confidence of equity investors worldwide. Many central banks, like the Federal Reserve Board, cut interest rates to stimulate growth and avoid recession. Only after the Fed's fourth rate cut in April did U.S. equity markets respond, but not nearly enough to erase the losses of the prior five months. Furthermore, there was a very significant disparity in the returns of growth stocks versus value stocks, with small- and mid-cap value stocks actually posting positive returns for the six-month period. Throughout most of the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell over 37%. Essentially, old economy industries (e.g., banks, retailers, and homebuilders) produced better returns than new economy industries (e.g., biotechnology, computer software and networking, communications equipment).

The bond market outperformed the overall equity market in this six-month period. The Fund's 34.6% weighting in bonds, coupled with its 45.1% weighting in short-term investments, offset losses in stocks to produce a positive overall return for the Fund. Most credit spreads tightened during the period, in spite of equity market turmoil. The yield curve steepened sharply as recession fears mounted. Short maturity Treasury securities outperformed longer dated maturities on a risk-adjusted basis. Corporate bonds outperformed Treasury securities of similar duration.

Going forward, the Nationwide Investor Destinations Conservative Fund will continue to pursue its primary goal of seeking income. The Fund will also attempt to maintain a target allocation of 45% short-term investments, 35% bonds, 10% large-cap stocks, 5% mid-cap stocks, and 5% international stocks.

----------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.


AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE(5)
----------------------------------------------------
Class A    w/o SC**           3.54%           2.69%
           w/SC(1)           -2.45%          -2.77%
----------------------------------------------------
Class B    w/o SC**           2.98%           2.08%
           w/SC(2)           -2.02%          -1.58%
----------------------------------------------------
Class C*   w/o SC**           2.45%           1.59%
           w/SC(3)            0.43%           0.66%
----------------------------------------------------
Service Class(4)              3.65%           2.79%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

* These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

** These returns do not reflect the effects of a sales charge.

1  A 5.75% maximum front-end sales charge was deducted.

2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

4  Not subject to any sales charges.

5  Commenced operations on March 31, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $5,335,384
APRIL 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

               NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL    SECURITY                           MARKET
AMOUNT       DESCRIPTION                         VALUE
--------------------------------------------------------------------------------
             MUTUAL FUND (77.3%)
             EQUITY FUNDS (20.2%)
    23,735   Deutsche Asset Management
             EAFE Equity Index Fund,
             Premier Class                  $   268,912
    49,934   Nationwide S&P 500 Index Fund,
             Institutional Class*               537,793
    23,010   Vanguard Mid Cap Index Fund,
             Institutional Shares               272,902
                                            -----------
             TOTAL EQUITY FUNDS               1,079,607
                                            -----------
             FIXED INCOME FUNDS (57.1%)
  121,914    Nationwide Morley Enhanced
             Income Fund, Institutional
             Shares*                          1,203,288
  184,336    Vanguard Total Bond Market
             Index Fund, Investor Shares      1,847,047
                                            -----------
             TOTAL FIXED INCOME FUNDS         3,050,335
                                            -----------
             TOTAL MUTUAL FUNDS               4,129,942

             FIXED CONTRACT (22.6%)
$1,205,442   Nationwide Fixed Contract,
             5.75%*(b)                        1,205,442
                                            -----------
             TOTAL FIXED CONTRACT             1,205,442
                                            -----------
             TOTAL INVESTMENTS (99.9%)
             (cost $5,350,162) (a)            5,335,384
             OTHER ASSETS IN EXCESS OF
             LIABILITIES (0.1%)                   2,901
                                            -----------
             TOTAL NET ASSETS (100.0%)      $ 5,338,285
                                            ===========

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation         $   9,620
       Unrealized depreciation           (24,398)
                                       ---------
       Net unrealized depreciation     $ (14,778)
                                       =========

(b) The  Nationwide   Fixed  Contract  rate  changes   quarterly.   Security  is
    restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

* Investment in affiliate.

See notes to financial statements.
                                                                              13

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 APRIL 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               NATIONWIDE
                                                                        NATIONWIDE              INVESTOR                NATIONWIDE
                                                                         INVESTOR             DESTINATIONS               INVESTOR
                                                                       DESTINATIONS            MODERATELY              DESTINATIONS
                                                                        AGGRESSIVE             AGGRESSIVE                MODERATE
                                                                           FUND                   FUND                     FUND
                                                                        -----------           ------------              -----------
ASSETS:
Investments in affiliated securities at value(cost $2,753,309;
$2,819,112; $8,120,187; $1,881,697 and $2,951,450; respectively)        $ 2,771,407            $ 2,919,335              $ 8,533,353
Investments in securities at value (cost $2,842,893; $3,606,838;
$8,429,202; $2,352,389 and $2,398,712; respectively)                      2,762,973              3,561,517                8,524,598
                                                                        -----------            -----------              -----------
        Total Investments                                                 5,534,380              6,480,852               17,057,951
                                                                        -----------            -----------              -----------
Interest and dividends receivable                                             1,245                  5,215                   25,665
Receivable for capital shares issued                                             --                     --                       82
Receivable from adviser                                                       9,396                 10,020                    7,949
Prepaid expenses and other assets                                               188                    135                      116
                                                                        -----------            -----------              -----------
        Total Assets                                                      5,545,209              6,496,222               17,091,763
                                                                        -----------            -----------              -----------
LIABILITIES:
Accrued expenses and other payables:
   Investment advisory fees                                                     526                    624                    1,665
   Fund administration fees                                                   6,164                  6,164                    6,164
   Transfer agent fees                                                          267                    301                      353
   Distribution fees                                                          1,016                  1,206                    3,208
   Other                                                                     11,267                 10,915                   11,572
                                                                        -----------            -----------              -----------
        Total Liabilities                                                    19,240                 19,210                   22,962
                                                                        -----------            -----------              -----------
NET ASSETS                                                              $ 5,525,969            $ 6,477,012              $17,068,801
                                                                        ===========            ===========              ===========
REPRESENTED BY:
Capital                                                                 $ 5,703,868            $ 6,620,556              $16,778,209
Accumulated net investment income (loss)                                     (1,335)                 3,192                   24,413
Accumulated net realized gains (losses) from investment transactions       (114,742)              (201,638)                (242,383)
Net unrealized appreciation (depreciation) on investments                   (61,822)                54,902                  508,562
                                                                        -----------            -----------              -----------
NET ASSETS                                                              $ 5,525,969            $ 6,477,012              $17,068,801
                                                                        ===========            ===========              ===========
NET ASSETS:
Class A Shares                                                               $8,644                 $9,036                   $9,558
Class B Shares                                                                8,586                  8,980                    9,487
Class C Shares (Actual Net Assets $25.28; $25.27; $25.23;
   $25.07 and $25.00; respectively)                                              25                     25                       25
Service Class Shares                                                      5,508,714              6,458,971               17,049,731
                                                                        -----------            -----------              -----------
        Total                                                           $ 5,525,969            $ 6,477,012              $17,068,801
                                                                        ===========            ===========              ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                1,010                  1,013                    1,019
Class B Shares                                                                1,007                  1,009                    1,010
Class C Shares (Actual Shares 2.962; 2.831; 2.682; 2.593 and
   2.508 shares; respectively)                                                    3                      3                        3
Service Class Shares                                                        643,046                723,267                1,815,983
                                                                        -----------            -----------              -----------
        Total                                                               645,066                725,292                1,818,015
                                                                        ===========            ===========              ===========
NET ASSET VALUE:
Class A Shares                                                          $      8.56            $      8.92              $      9.38
Class B Shares*                                                         $      8.53            $      8.90              $      9.39
Class C Shares**                                                        $      8.53            $      8.93              $      9.41
Service Class Shares                                                    $      8.57            $      8.93              $      9.39
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum
   sales charge) of net asset value adjusted to the nearest cent)
Class A Shares                                                          $      9.08            $      9.46              $      9.95
Class C Shares                                                          $      8.62            $      9.02              $      9.51
                                                                        -----------            -----------              -----------
Maximum Sales Charge - Class A Shares                                          5.75%                  5.75%                    5.75%
                                                                        ===========            ===========              ===========
Maximum Sales Charge - Class C Shares                                          1.00%                  1.00%                    1.00%
                                                                        ===========            ===========              ===========




                                                                        NATIONWIDE
                                                                         INVESTOR                 NATIONWIDE
                                                                       DESTINATIONS                INVESTOR
                                                                        MODERATELY               DESTINATIONS
                                                                       CONSERVATIVE              CONSERVATIVE
                                                                           FUND                      FUND
                                                                      --------------            --------------
ASSETS:
Investments in affiliated securities at value(cost $2,753,309;
$2,819,112; $8,120,187; $1,881,697 and $2,951,450; respectively)        $ 1,929,435               $ 2,946,523
Investments in securities at value (cost $2,842,893; $3,606,838;
$8,429,202; $2,352,389 and $2,398,712; respectively)                      2,354,560                 2,388,861
                                                                        -----------               -----------
        Total Investments                                                 4,283,995                 5,335,384
                                                                        -----------               -----------
Interest and dividends receivable                                            10,028                    15,070
Receivable for capital shares issued                                             --                        --
Receivable from adviser                                                      10,030                     9,536
Prepaid expenses and other assets                                               296                        67
                                                                        -----------               -----------
        Total Assets                                                      4,304,349                 5,360,057
                                                                        -----------               -----------
LIABILITIES:
Accrued expenses and other payables:
   Investment advisory fees                                                     442                       547
   Fund administration fees                                                   6,164                     6,164
   Transfer agent fees                                                          258                       309
   Distribution fees                                                            857                     1,058
   Other                                                                      8,437                    13,694
                                                                        -----------               -----------
        Total Liabilities                                                    16,158                    21,772
                                                                        -----------               -----------
NET ASSETS                                                              $ 4,288,191               $ 5,338,285
                                                                        ===========               ===========
REPRESENTED BY:
Capital                                                                 $ 4,353,384               $ 5,337,933
Accumulated net investment income (loss)                                     11,258                    19,398
Accumulated net realized gains (losses) from investment transactions       (126,360)                   (4,268)
Net unrealized appreciation (depreciation) on investments                    49,909                   (14,778)
                                                                        -----------               -----------
NET ASSETS                                                              $ 4,288,191               $ 5,338,285
                                                                        ===========               ===========
NET ASSETS:
Class A Shares                                                               $9,938                   $10,295
Class B Shares                                                                9,873                    10,226
Class C Shares (Actual Net Assets $25.28; $25.27; $25.23;
   $25.07 and $25.00; respectively)                                              25                        25
Service Class Shares                                                      4,268,355                 5,317,739
                                                                        -----------               -----------
        Total                                                           $ 4,288,191               $ 5,338,285
                                                                        ===========               ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                1,032                     1,036
Class B Shares                                                                1,024                     1,029
Class C Shares (Actual Shares 2.962; 2.831; 2.682; 2.593 and
   2.508 shares; respectively)                                                    3                         3
Service Class Shares                                                        442,739                   534,809
                                                                        -----------               -----------
        Total                                                               444,798                   536,877
                                                                        ===========               ===========
NET ASSET VALUE:
Class A Shares                                                          $      9.63               $      9.93
Class B Shares*                                                         $      9.64               $      9.94
Class C Shares**                                                        $      9.67               $      9.97
Service Class Shares                                                    $      9.64               $      9.94
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum
   sales charge) of net asset value adjusted to the nearest cent)
Class A Shares                                                          $     10.22               $     10.54
Class C Shares                                                          $      9.77               $     10.07
                                                                        -----------               -----------
Maximum Sales Charge - Class A Shares                                          5.75%                     5.75%
                                                                        ===========               ===========
Maximum Sales Charge - Class C Shares                                          1.00%                     1.00%
                                                                        ===========               ===========


--------------------------------------------------------------------------------
* For Class B Shares, the redemption price per share varies by the length of time shares are held and are not subject to a front-end sales charges.

** For Class C Shares, the redemption price per share is 1.00% for shares held less than one year and are also subject to a front-end sales charge.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      NATIONWIDE                     NATIONWIDE
                                                       NATIONWIDE      INVESTOR      NATIONWIDE       INVESTOR          NATIONWIDE
                                                        INVESTOR     DESTINATIONS     INVESTOR      DESTINATIONS         INVESTOR
                                                      DESTINATIONS    MODERATELY    DESTINATIONS     MODERATELY        DESTINATIONS
                                                       AGGRESSIVE     AGGRESSIVE      MODERATE      CONSERVATIVE       CONSERVATIVE
                                                          FUND           FUND           FUND            FUND               FUND
                                                       -----------   ------------    -----------   --------------     --------------
INVESTMENT INCOME:
   Dividend income from affiliates                     $   8,469       $  12,990     $  36,268        $  27,080         $  43,787
   Dividend income                                        27,047          39,896        58,251           50,662            38,965
                                                       ---------       ---------     ---------        ---------         ---------
      Total Income                                        35,516          52,886        94,519           77,742            82,752
                                                       ---------       ---------     ---------        ---------         ---------
EXPENSES:
   Investment advisory fees                                2,097           2,308         3,771            2,059             2,077
   Fund administration fees                               37,192          37,192        37,192           37,192            37,192
   Distribution fees Class A                                  11              11            12               12                13
   Distribution fees Class B                                  43              45            47               49                50
   Distribution fees Service Class                         4,010           4,417         7,229            3,936             3,970
   Transfer agent fees                                       376             405           521              382               499
   Trustees' fees                                             15              16            23               21                19
   Professional fees                                      10,210          10,428         9,437           10,279             9,215
   Custodian fees                                          4,015           5,563         5,279            4,905             5,784
   Insurance fees                                            276             287           289               72                62
   Registration and filing fees                            8,926           8,903         8,471            9,442             8,162
   Printing                                                1,580           2,179         1,616            1,980             1,273
   Other                                                       6               6             5                8                 4
                                                       ---------       ---------     ---------        ---------         ---------
      Total expenses before
        waived or reimbursed expenses                     68,757          71,760        73,892           70,337            68,320
      Expenses waived or reimbursed                      (58,883)        (60,877)      (56,148)         (60,632)          (58,531)
                                                       ---------       ---------     ---------        ---------         ---------
      Total Expenses                                       9,874          10,883        17,744            9,705             9,789
                                                       ---------       ---------     ---------        ---------         ---------
NET INVESTMENT INCOME (LOSS)                              25,642          42,003        76,775           68,037            72,963
                                                       ---------       ---------     ---------        ---------         ---------
REALIZED/UNREALIZED
   GAINS (LOSSES) FROM INVESTMENTS:
   Realized gains (losses) on investment
      transactions with affiliates                      (138,744)       (220,829)     (274,852)        (133,165)          (13,764)
   Realized gains (losses) on investment transactions     16,180          11,391        16,869             (480)            6,262
   Realized gain distributions on
      investment transactions                             27,783          28,922        22,315           16,912             4,832

   Net realized gains (losses) on
      investment transactions                            (94,781)       (180,516)     (235,668)        (116,733)           (2,670)

   Net change in unrealized appreciation/
      depreciation on investments                        (79,552)         41,719       494,833           42,790           (17,125)
                                                       ---------       ---------     ---------        ---------         ---------
Net realized/unrealized gains
   (losses) on investments                              (174,333)       (138,797)      259,165          (73,943)          (19,795)
                                                       ---------       ---------     ---------        ---------         ---------
CHANGE IN NET ASSETS
   FROM OPERATIONS                                     $(148,691)      $ (96,794)    $ 335,940        $  (5,906)        $  53,168
                                                       =========       =========     =========        =========         =========


----------------------------------------------
See notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       NATIONWIDE
                                                                                 INVESTOR DESTINATIONS
                                                                                     AGGRESSIVE FUND
                                                                       -------------------------------------------
                                                                         SIX MONTHS                  PERIOD
                                                                            ENDED                     ENDED
                                                                       APRIL 30, 2001         OCTOBER 31, 2000 (A)
                                                                       --------------         --------------------
                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                         $    25,642                $      (114)
   Net realized gains (losses) on investments                               (94,781)                   (19,961)
   Net change in unrealized appreciation/depreciation
      on investments                                                        (79,552)                    17,730
                                                                        -----------                -----------
Change in net assets from operations                                       (148,691)                    (2,345)
                                                                        -----------                -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                        (88)                        --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                        (60)                        --
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                    (26,829)                        --
                                                                        -----------                -----------
Change in net assets from shareholder distributions                         (26,977)                        --
                                                                        -----------                -----------
Change in net assets from capital transactions                            4,273,077                  1,430,905
                                                                        -----------                -----------
Change in net assets                                                      4,097,409                  1,428,560

NET ASSETS:
   Beginning of period                                                    1,428,560                         --
                                                                        -----------                -----------
   End of period                                                        $ 5,525,969                $ 1,428,560
                                                                        ===========                ===========




                                                                                         NATIONWIDE
                                                                                    INVESTOR DESTINATIONS
                                                                                  MODERATELY AGGRESSIVE FUND
                                                                        ------------------------------------------
                                                                          SIX MONTHS                 PERIOD
                                                                             ENDED                    ENDED
                                                                        APRIL 30, 2001        OCTOBER 31,.2000 (A)
                                                                        --------------        --------------------
                                                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                          $    42,003               $     1,173
   Net realized gains (losses) on investments                               (180,516)                  (21,122)
   Net change in unrealized appreciation/depreciation
      on investments                                                          41,719                    13,183
                                                                         -----------               -----------
Change in net assets from operations                                         (96,794)                   (6,766)
                                                                         -----------               -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                        (118)                       (2)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                         (80)                       --
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                     (39,572)                     (212)
                                                                         -----------               -----------
Change in net assets from shareholder distributions                          (39,770)                     (214)
                                                                         -----------               -----------
Change in net assets from capital transactions                             5,595,974                 1,024,582
                                                                         -----------               -----------
Change in net assets                                                       5,459,410                 1,017,602

NET ASSETS:
   Beginning of period                                                     1,017,602                        --
                                                                         -----------               -----------
   End of period                                                         $ 6,477,012               $ 1,017,602
                                                                         ===========               ===========

----------------------------------
(a)  For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    NATIONWIDE
                                                                              INVESTOR DESTINATIONS
                                                                                   MODERATE FUND
                                                                    ------------------------------------------
                                                                      SIX MONTHS                 PERIOD
                                                                         ENDED                    ENDED
                                                                    APRIL 30, 2001        OCTOBER 31, 2000 (A)
                                                                    --------------        --------------------
                                                                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                      $    76,775               $     1,120
   Net realized gains (losses) on investments                           (235,668)                   (6,715)
   Net change in unrealized appreciation/depreciation
      on investments                                                     494,833                    13,729
                                                                     -----------               -----------
Change in net assets from operations                                     335,940                     8,134
                                                                     -----------               -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                    (108)                      (69)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                     (69)                      (29)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                 (52,994)                     (213)
                                                                     -----------               -----------
Change in net assets from shareholder distributions                      (53,171)                     (311)
                                                                     -----------               -----------
Change in net assets from capital transactions                        15,895,633                   882,576
                                                                     -----------               -----------
Change in net assets                                                  16,178,402                   890,399

NET ASSETS:
   Beginning of period                                                   890,399                        --
                                                                     -----------               -----------
   End of period                                                     $17,068,801               $   890,399
                                                                     ===========               ===========



                                                                                     NATIONWIDE
                                                                                INVESTOR DESTINATIONS
                                                                             MODERATELY CONSERVATIVE FUND
                                                                     -------------------------------------------
                                                                       SIX MONTHS                  PERIOD
                                                                          ENDED                     ENDED
                                                                     APRIL 30, 2001         OCTOBER 31, 2000 (A)
                                                                     --------------         --------------------
                                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                        $    68,037              $     4,706
   Net realized gains (losses) on investments                             (116,733)                  (9,627)
   Net change in unrealized appreciation/depreciation
      on investments                                                        42,790                    7,119
                                                                       -----------              -----------
Change in net assets from operations                                        (5,906)                   2,198
                                                                       -----------              -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                      (185)                    (120)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                      (146)                     (84)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                   (60,680)                    (270)
                                                                       -----------              -----------
Change in net assets from shareholder distributions                        (61,011)                    (474)
                                                                       -----------              -----------
Change in net assets from capital transactions                           2,104,341                2,249,043
                                                                       -----------              -----------
Change in net assets                                                     2,037,424                2,250,767

NET ASSETS:
   Beginning of period                                                   2,250,767                       --
                                                                       -----------              -----------
   End of period                                                       $ 4,288,191              $ 2,250,767
                                                                       ===========              ===========


------------------------------------------------
(a)  For the period from March 31, 2000 (commencement of operations) through October 31, 2000.


See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               NATIONWIDE
                                                                                  INVESTOR DESTINATIONS CONSERVATIVE FUND
                                                                            ----------------------------------------------------
                                                                              SIX MONTHS                           PERIOD
                                                                                     ENDED                          ENDED
                                                                            APRIL 30, 2001                  OCTOBER 31, 2000 (A)
                                                                            --------------                  --------------------
                                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                               $    72,963                        $     1,798
   Net realized gains (losses) on investments                                      (2,670)                            (1,598)
   Net change in unrealized appreciation/depreciation on investments              (17,125)                             2,347
                                                                              -----------                        -----------
Change in net assets resulting from operations                                     53,168                              2,547
                                                                              -----------                        -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                             (202)                              (158)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                             (163)                              (121)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                          (54,345)                              (374)
                                                                              -----------                        -----------
Change in net assets from shareholder distributions                               (54,710)                              (653)
                                                                              -----------                        -----------
Change in net assets from capital transactions                                  4,827,592                            510,341
                                                                              -----------                        -----------
Change in net assets                                                            4,826,050                            512,235

NET ASSETS:
   Beginning of period                                                            512,235                                 --
                                                                              -----------                        -----------
   End of period                                                              $ 5,338,285                        $   512,235
                                                                              ===========                        ===========

-----------------------------------
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                    CLASS A SHARES
                                                                   -------------------------------------------------
                                                                   SIX MONTHS ENDED                 PERIOD ENDED
                                                                    APRIL 30, 2001              OCTOBER 31, 2000 (A)
                                                                   ----------------             --------------------
                                                                      (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                    $     9.37                     $    10.00
                                                                       ----------                     ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                              0.09                           0.02
   Net realized and unrealized gains (losses) on investments                (0.81)                         (0.65)
                                                                       ----------                     ----------
      Total investment activities                                           (0.72)                         (0.63)
                                                                       ----------                     ----------
DISTRIBUTIONS:
   Net investment income                                                    (0.09)                            --
                                                                       ----------                     ----------
      Total distributions                                                   (0.09)                            --
                                                                       ----------                     ----------
Net increase (decrease) in net asset value                                  (0.81)                         (0.63)
                                                                       ----------                     ----------
NET ASSET VALUE END OF PERIOD                                          $     8.56                     $     9.37
                                                                       ==========                     ==========
   Total Return (excluding sales charge)                                    (7.64%)(b)                     (6.30%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                      $        9                     $        9
Ratio of expenses to average net assets                                      0.71%(c)                       0.71%(c)
Ratio of net investment income to average net assets                         2.06%(c)                       0.34%(c)
Ratio of expenses to average net assets*                                     5.43%(c)                     394.30%(c)
Portfolio turnover**                                                        36.29%                        253.64%




                                                                                            CLASS B SHARES
                                                                           -----------------------------------------------
                                                                           SIX MONTHS ENDED              PERIOD ENDED
                                                                            APRIL 30, 2001           OCTOBER 31, 2000 (A)+
                                                                           ----------------          ---------------------
                                                                              (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                            $     9.33                  $    10.00
                                                                               ----------                  ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                      0.06                       (0.02)
   Net realized and unrealized gains (losses) on investments                        (0.80)                      (0.65)
                                                                               ----------                  ----------
      Total investment activities                                                   (0.74)                      (0.67)
                                                                               ----------                  ----------
DISTRIBUTIONS:
   Net investment income                                                            (0.06)                         --
                                                                               ----------                  ----------
      Total distributions                                                           (0.06)                         --
                                                                               ----------                  ----------
Net increase (decrease) in net asset value                                          (0.80)                      (0.67)
                                                                               ----------                  ----------
NET ASSET VALUE END OF PERIOD                                                  $     8.53                  $     9.33
                                                                               ==========                  ==========
   Total Return (excluding sales charge)                                            (7.96%)(b)                  (6.70%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                              $        9                  $        9
Ratio of expenses to average net assets                                              1.31%(c)                    1.31%(c)
Ratio of net investment income to average net assets                                 1.48%(c)                   (0.28%)(c)
Ratio of expenses to average net assets*                                             6.20%(c)                  393.40%(c)
Portfolio turnover**                                                                36.29%                     253.64%






                                                                    CLASS C SHARES                  SERVICE CLASS SHARES
                                                                  ------------------      ------------------------------------------
                                                                     PERIOD ENDED         SIX MONTHS ENDED         PERIOD ENDED
                                                                  APRIL 30, 2001 (D)       APRIL 30, 2001+     OCTOBER 31, 2000 (A)+
                                                                  ------------------      ----------------     ---------------------
                                                                      (UNAUDITED)            (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                   $     8.44             $    9.37              $   10.00
                                                                      ----------             ----------             ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                             0.02                   0.07                  (0.01)
   Net realized and unrealized gains (losses) on investments                0.07                  (0.78)                 (0.62)
                                                                      ----------             ----------             ----------
      Total investment activities                                           0.09                  (0.71)                 (0.63)
                                                                      ----------             ----------             ----------
DISTRIBUTIONS:
   Net investment income                                                      --                  (0.09)                    --
                                                                      ----------             ----------             ----------
      Total distributions                                                     --                  (0.09)                    --
                                                                      ----------             ----------             ----------
Net increase (decrease) in net asset value                                  0.09                  (0.80)                 (0.63)
                                                                      ----------             ----------             ----------
NET ASSET VALUE END OF PERIOD                                         $     8.53             $     8.57             $     9.37
                                                                      ==========             ==========             ==========
   Total Return (excluding sales charge)                                    1.07%(b)              (7.60%)(b)             (6.30%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                     $        0             $    5,509             $    1,410
Ratio of expenses to average net assets                                     1.31%(c)               0.61%(c)               0.61%(c)
Ratio of net investment income to average net assets                        1.24%(c)               1.59%(c)              (0.11%)(c)
Ratio of expenses to average net assets*                                    1.31%(c)               4.25%(c)              56.64%(c)
Portfolio turnover**                                                       36.29%                 36.29%                253.64%

--------------------------------
*  Ratios calculated as if no expenses were waived and/or reimbursed.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+ Net investment income (loss) is based on average shares outstanding during the period.

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) Not Annualized.

(c) Annualized.

(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.


See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

           NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                              CLASS A SHARES
                                                                               -------------------------------------------
                                                                               SIX MONTHS ENDED           PERIOD ENDED
                                                                                APRIL 30, 2001+       OCTOBER 31, 2000 (A)
                                                                               ----------------       --------------------
                                                                                  (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                              $     9.59                $    10.00
                                                                                 ----------                ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                        0.09                      0.06
   Net realized and unrealized gains (losses) on investments                          (0.64)                    (0.47)
                                                                                 ----------                ----------
      Total investment activities                                                     (0.55)                    (0.41)
                                                                                 ----------                ----------
DISTRIBUTIONS:
   Net investment income                                                              (0.12)                    --
                                                                                 ----------                ----------
      Total distributions                                                             (0.12)                    --
                                                                                 ----------                ----------
Net increase (decrease) in net asset value                                            (0.67)                    (0.41)
                                                                                 ----------                ----------
NET ASSET VALUE END OF PERIOD                                                    $     8.92               $      9.59
                                                                                 ==========               ===========
   Total Return (excluding sales charge)                                              (5.78%)(b)                (4.08%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                                $        9               $        10
Ratio of expenses to average net assets                                                0.71%(c)                  0.71%(c)
Ratio of net investment income to average net assets                                   2.03%(c)                  1.10%(c)
Ratio of expenses to average net assets*                                               4.12%(c)                396.10%(c)
Portfolio turnover**                                                                  65.37%                   270.89%






                                                                                                  CLASS B SHARES
                                                                                   ----------------------------------------
                                                                                   SIX MONTHS ENDED        PERIOD ENDED
                                                                                    APRIL 30, 2001     OCTOBER 31, 2000 (A)
                                                                                   ----------------    --------------------
                                                                                      (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                                   $      9.56           $      10.00
                                                                                      -----------           ------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                              0.10                   0.03
   Net realized and unrealized gains (losses) on investments                                (0.68)                 (0.47)
                                                                                      -----------           ------------
      Total investment activities                                                           (0.58)                 (0.44)
                                                                                      -----------           ------------
DISTRIBUTIONS:
   Net investment income                                                                    (0.08)                    --
                                                                                      -----------           ------------
      Total distributions                                                                   (0.08)                    --
                                                                                      -----------           ------------
Net increase (decrease) in net asset value                                                  (0.66)                 (0.44)
                                                                                      -----------           ------------
NET ASSET VALUE END OF PERIOD                                                         $      8.90           $       9.56
                                                                                      ===========           ============
   Total Return (excluding sales charge)                                                    (6.09%)(b)            (4.40%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                                     $         9           $        10
Ratio of expenses to average net assets                                                      1.31%(c)              1.31%(c)
Ratio of net investment income to average net assets                                         2.32%(c)              0.49%(c)
Ratio of expenses to average net assets*                                                     6.23%(c)            397.48%(c)
Portfolio turnover**                                                                        65.37%               270.89%





                                                                    CLASS C SHARES                 SERVICE CLASS SHARES
                                                                  ------------------     -----------------------------------------
                                                                     PERIOD ENDED        SIX MONTHS ENDED        PERIOD ENDED
                                                                  APRIL 30, 2001 (D)     APRIL 30, 2001+     OCTOBER 31, 2000 (A)+
                                                                  ------------------     ---------------     ---------------------
                                                                      (UNAUDITED)          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                  $     8.83             $    9.59             $    10.00
                                                                     ----------             ---------             ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                            0.01                  0.10                   0.07
   Net realized and unrealized gains (losses) on investments               0.09                 (0.64)                 (0.47)
                                                                     ----------             ---------             ----------
      Total investment activities                                          0.10                 (0.54)                 (0.40)
                                                                     ----------             ---------             ----------
DISTRIBUTIONS:
   Net investment income                                                     --                 (0.12)                 (0.01)
                                                                     ----------             ---------             ----------
      Total distributions                                                    --                 (0.12)                 (0.01)
                                                                     ----------             ---------             ----------
Net increase (decrease) in net asset value                                 0.10                 (0.66)                 (0.41)
                                                                     ----------             ---------             ----------
NET ASSET VALUE END OF PERIOD                                        $     8.93             $    8.93             $     9.59
                                                                     ==========             =========             ==========
   Total Return (excluding sales charge)                                   1.13%(b)             (5.66%)(b)             (4.04%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                    $        0             $   6,459             $      998
Ratio of expenses to average net assets                                    1.31%(c)              0.61%(c)               0.61%(c)
Ratio of net investment income to average net assets                       0.99%(c)              2.37%(c)               1.23%(c)
Ratio of expenses to average net assets*                                   1.31%(c)              4.03%(c)              66.76%(c)
Portfolio turnover**                                                      65.37%                65.37%                270.89%

---------------------------------------------------------

*  Ratios calculated as if no expenses were waived and/or reimbursed.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+ Net investment income (loss) is based on average shares outstanding during the period.

(a)For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b)Not annualized.

(c) Annualized.

(d)For the period from March 1, 2001 (commencement of operations) through April 30, 2001. See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                 NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                         CLASS A SHARES
                                                                            ----------------------------------------
                                                                            SIX MONTHS ENDED       PERIOD ENDED
                                                                             APRIL 30, 2001+   OCTOBER 31, 2000 (A)+
                                                                            ----------------   ---------------------
                                                                               (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                             $     9.81          $    10.00
                                                                                ----------          ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                       0.13                0.11
   Net realized and unrealized gains (losses) on investments                         (0.45)              (0.23)
                                                                                ----------          ----------
      Total investment activities                                                    (0.32)              (0.12)
                                                                                ----------          ----------
DISTRIBUTIONS:
   Net investment income                                                             (0.11)              (0.07)
                                                                                ----------          ----------
      Total distributions                                                            (0.11)              (0.07)
                                                                                ----------          ----------
Net increase (decrease) in net asset value                                           (0.43)              (0.19)
                                                                                ----------          ----------
NET ASSET VALUE END OF PERIOD                                                   $     9.38          $     9.81
                                                                                ==========          ==========
   Total Return (excluding sales charge)                                             (3.28%)(b)          (1.21%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                               $       10          $       10
Ratio of expenses to average net assets                                               0.71%(c)            0.71%(c)
Ratio of net investment income to average net assets                                  2.91%(c)            1.97%(c)
Ratio of expenses to average net assets*                                              3.43%(c)          392.91%(c)
Portfolio turnover**                                                                 70.07%             366.93%






                                                                                           CLASS B SHARES
                                                                             ----------------------------------------
                                                                             SIX MONTHS ENDED       PERIOD ENDED
                                                                              APRIL 30, 2001    OCTOBER 31, 2000 (A)+
                                                                             ----------------   ---------------------
                                                                                (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                             $     9.81           $   10.00
                                                                                ----------           ---------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                       0.13                0.08
   Net realized and unrealized gains (losses) on investments                         (0.48)              (0.24)
                                                                                ----------           ---------
      Total investment activities                                                    (0.35)              (0.16)
                                                                                ----------           ---------
DISTRIBUTIONS:
   Net investment income                                                             (0.07)              (0.03)
                                                                                ----------           ---------
      Total distributions                                                            (0.07)              (0.03)
                                                                                ----------           ---------
Net increase (decrease) in net asset value                                           (0.42)              (0.19)
                                                                                ----------           ---------
NET ASSET VALUE END OF PERIOD                                                   $     9.39           $    9.81
                                                                                ==========           =========
   Total Return (excluding sales charge)                                             (3.58%)(b)          (1.61%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                               $        9           $      10
Ratio of expenses to average net assets                                               1.31%(c)            1.31%(c)
Ratio of net investment income to average net assets                                  2.88%(c)            1.35%(c)
Ratio of expenses to average net assets*                                              6.53%(c)          393.51%(c)
Portfolio turnover**                                                                 70.07%             366.93%




                                                                  CLASS C SHARES               SERVICE CLASS SHARES
                                                                ------------------   ----------------------------------------
                                                                   PERIOD ENDED      SIX MONTHS ENDED       PERIOD ENDED
                                                                APRIL 30, 2001 (D)    APRIL 30, 2001+   OCTOBER 31, 2000 (A)+
                                                                ------------------   ----------------   ---------------------
                                                                   (UNAUDITED)          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                $     9.32          $      9.82           $   10.00
                                                                   ----------          -----------           ---------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                          0.02                 0.12                0.11
   Net realized and unrealized gains (losses) on investments             0.07                (0.44)              (0.22)
                                                                   ----------          -----------           ---------
      Total investment activities                                        0.09                (0.32)              (0.11)
                                                                   ----------          -----------           ---------
DISTRIBUTIONS:
   Net investment income                                                   --                (0.11)              (0.07)
                                                                   ----------          -----------           ---------
      Total distributions                                                  --                (0.11)              (0.07)
                                                                   ----------          -----------           ---------
Net increase (decrease) in net asset value                               0.09                (0.43)              (0.18)
                                                                   ----------          -----------           ---------
NET ASSET VALUE END OF PERIOD                                      $     9.41          $      9.39           $    9.82
                                                                   ==========          ===========           =========
   Total Return (excluding sales charge)                                 0.97%(b)            (3.24%)(b)          (1.10%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                  $        0          $    17,050           $     871
Ratio of expenses to average net assets                                  1.31%(c)             0.61%(c)            0.61%(c)
Ratio of net investment income to average net assets                     1.47%(c)             2.64%(c)            2.04%(c)
Ratio of expenses to average net assets*                                 1.31%(c)             2.54%(c)          114.83%(c)
Portfolio turnover**                                                    70.07%               70.07%             366.93%

----------------------------------

*   Ratios calculated as if no expenses were waived and/or reimbursed.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

+ Net investment income (loss) is based on average shares outstanding during the period.

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) Not annualized.

(c) Annualized.

(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001. See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

          NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                CLASS A SHARES
                                                                   -----------------------------------------
                                                                   SIX MONTHS ENDED         PERIOD ENDED
                                                                    APRIL 30, 2001+    OCTOBER 31, 2000 (A)+
                                                                   ----------------    ---------------------
                                                                     (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                 $      9.89            $     10.00
                                                                    -----------            -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                            0.21                   0.18
   Net realized and unrealized gains (losses) on investments              (0.29)                 (0.17)
                                                                    -----------            -----------
      Total investment activities                                         (0.08)                  0.01
                                                                    -----------            -----------
DISTRIBUTIONS:
   Net investment income                                                  (0.18)                 (0.12)
                                                                    -----------            -----------
      Total distributions                                                 (0.18)                 (0.12)
                                                                    -----------            -----------
Net increase (decrease) in net asset value                                (0.26)                 (0.11)
                                                                    -----------            -----------
NET ASSET VALUE END OF PERIOD                                       $      9.63            $      9.89
                                                                    ===========            ===========
   Total Return (excluding sales charge)                                  (0.76%)(b)              0.10%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                   $        10            $        10
Ratio of expenses to average net assets                                    0.71%(c)               0.71%(c)
Ratio of net investment income to average net assets                       4.31%(c)               3.02%(c)
Ratio of expenses to average net assets*                                   4.79%(c)             438.49%(c)
Portfolio turnover**                                                      69.74%                425.17%



                                                                                    CLASS B SHARES
                                                                       -----------------------------------------
                                                                       SIX MONTHS ENDED        PERIOD ENDED
                                                                        APRIL 30, 2001     OCTOBER 31, 2000 (A)+
                                                                       ----------------    ---------------------
                                                                         (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                      $      9.89           $     10.00
                                                                         -----------           -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                 0.19                  0.14
   Net realized and unrealized gains (losses) on investments                   (0.29)                (0.17)
                                                                         -----------           -----------
      Total investment activities                                              (0.10)                (0.03)
                                                                         -----------           -----------
DISTRIBUTIONS:
   Net investment income                                                       (0.15)                (0.08)
                                                                         -----------           -----------
      Total distributions                                                      (0.15)                (0.08)
                                                                         -----------           -----------
Net increase (decrease) in net asset value                                     (0.25)                (0.11)
                                                                         -----------           -----------
NET ASSET VALUE END OF PERIOD                                            $      9.64           $      9.89
                                                                         ===========           ===========
   Total Return (excluding sales charge)                                       (1.04%)(b)           (0.26%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                        $        10           $       10
Ratio of expenses to average net assets                                         1.31%(c)             1.31%(c)
Ratio of net investment income to average net assets                            3.92%(c)             2.44%(c)
Ratio of expenses to average net assets*                                        5.78%(c)           439.61%(c)
Portfolio turnover**                                                           69.74%              425.17%






                                                                      CLASS C SHARES               SERVICE CLASS SHARES
                                                                    -------------------   ----------------------------------------
                                                                        PERIOD ENDED      SIX MONTHS ENDED        PERIOD ENDED
                                                                    APRIL 30, 2001 (D)+   APRIL 30, 2001+    OCTOBER 31, 2000 (A)+
                                                                    -------------------   ---------------    ---------------------
                                                                       (UNAUDITED)          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                    $     9.64          $      9.90           $    10.00
                                                                       ----------          -----------           ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                              0.02                 0.21                 0.16
   Net realized and unrealized gains (losses) on investments                 0.01                (0.29)               (0.14)
                                                                       ----------          -----------           ----------
      Total investment activities                                            0.03                (0.08)                0.02
                                                                       ----------          -----------           ----------
DISTRIBUTIONS:
   Net investment income                                                       --                (0.18)               (0.12)
                                                                       ----------          -----------           ----------
      Total distributions                                                      --                (0.18)               (0.12)
                                                                       ----------          -----------           ----------
Net increase (decrease) in net asset value                                   0.03                (0.26)               (0.10)
                                                                       ----------          -----------           ----------
NET ASSET VALUE END OF PERIOD                                          $     9.67          $      9.64           $     9.90
                                                                       ==========          ===========           ==========
   Total Return (excluding sales charge)                                     0.31%(b)            (0.74%)(b)            0.18%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                      $        0          $     4,268           $    2,231
Ratio of expenses to average net assets                                      1.31%(c)             0.61%(c)             0.61%(c)
Ratio of net investment income to average net assets                         0.97%(c)             4.29%(c)             2.85%(c)
Ratio of expenses to average net assets*                                     1.31%(c)             4.43%(c)            32.84%(c)
Portfolio turnover**                                                        69.74%               69.74%              425.17%

--------------------------------

*  Ratios calculated as if no expenses were waived and/or reimbursed.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

+ Net investment income (loss) is based on average shares outstanding during the period.

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) Not annualized.

(c) Annualized.

(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
               NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        CLASS A SHARES
                                                                          ------------------------------------------------
                                                                          SIX MONTHS ENDED               PERIOD ENDED
                                                                           APRIL 30, 2001+           OCTOBER 31, 2000 (A)+
                                                                          ----------------           ---------------------
                                                                             (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                                         $       9.99               $     10.00
                                                                            ------------               -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                     0.24                      0.23
   Net realized and unrealized gains (losses) on investments                       (0.10)                    (0.08)
                                                                            ------------               -----------
      Total investment activities                                                   0.14                      0.15
                                                                            ------------               -----------
DISTRIBUTIONS:
   Net investment income                                                           (0.20)                    (0.16)
                                                                            ------------               -----------
      Total distributions                                                          (0.20)                    (0.16)
                                                                            ------------               -----------
Net increase (decrease) in net asset value                                         (0.06)                    (0.01)
                                                                            ------------               -----------
NET ASSET VALUE END OF PERIOD                                               $       9.93               $      9.99
                                                                            ============               ===========
   Total Return (excluding sales charge)                                            1.41%(b)                  1.49%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                           $         10               $        10
Ratio of expenses to average net assets                                             0.71%(c)                  0.71%(c)
Ratio of net investment income to average net assets                                4.94%(c)                  3.86%(c)
Ratio of expenses to average net assets*                                           11.84%(c)                441.97%(c)
Portfolio turnover**                                                               50.73%                   449.16%




                                                                                            CLASS B SHARES
                                                                            ---------------------------------------------
                                                                            SIX MONTHS ENDED            PERIOD ENDED
                                                                              APRIL 30, 2001        OCTOBER 31, 2000 (A)+
                                                                            ----------------        ---------------------
                                                                                     (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                                           $      9.99               $    10.00
                                                                              -----------               ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                      0.21                     0.19
   Net realized and unrealized gains (losses) on investments                        (0.10)                   (0.08)
                                                                              -----------               ----------
      Total investment activities                                                    0.11                     0.11
                                                                              -----------               ----------
DISTRIBUTIONS:
   Net investment income                                                            (0.16)                   (0.12)
                                                                              -----------               ----------
      Total distributions                                                           (0.16)                   (0.12)
                                                                              -----------               ----------
Net increase (decrease) in net asset value                                          (0.05)                   (0.01)
                                                                              -----------               ----------
NET ASSET VALUE END OF PERIOD                                                 $      9.94               $     9.99
                                                                              ===========               ==========
   Total Return (excluding sales charge)                                             1.12%(b)                 1.12%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                             $        10               $       10
Ratio of expenses to average net assets                                              1.31%(c)                 1.31%(c)
Ratio of net investment income to average net assets                                 4.31%(c)                 3.26%(c)
Ratio of expenses to average net assets*                                            12.64%(c)               443.13%(c)
Portfolio turnover**                                                                50.73%                  449.16%




                                                                   CLASS C SHARES                  SERVICE CLASS SHARES
                                                                 -------------------   ------------------------------------------
                                                                    PERIOD ENDED       SIX MONTHS ENDED          PERIOD ENDED
                                                                 APRIL 30, 2001 (D)+    APRIL 30, 2001      OCTOBER 31, 2000 (A)+
                                                                 -------------------   ----------------     ---------------------
                                                                     (UNAUDITED)          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                 $     9.97           $     10.00                $     10.00
                                                                    ----------           -----------                -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                           0.02                  0.22                       0.24
   Net realized and unrealized gains (losses) on investments             (0.02)                (0.08)                     (0.09)
                                                                    ----------           -----------                -----------
      Total investment activities                                           --                  0.14                       0.15
                                                                    ----------           -----------                -----------
DISTRIBUTIONS:
   Net investment income                                                    --                 (0.20)                     (0.15)
                                                                    ----------           -----------                -----------
      Total distributions                                                   --                 (0.20)                     (0.15)
                                                                    ----------           -----------                -----------
Net increase (decrease) in net asset value                                  --                 (0.06)                        --
                                                                    ----------           -----------                -----------
NET ASSET VALUE END OF PERIOD                                       $     9.97           $      9.94                $     10.00
                                                                    ==========           ===========                ===========
   Total Return (excluding sales charge)                                  0.00%(b)              1.44%(b)                   1.57%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                   $        0           $     5,318                $       492
Ratio of expenses to average net assets                                   1.31%(c)              0.61%(c)                   0.61%(c)
Ratio of net investment income to average net assets                      0.97%(c)              4.57%(c)                   4.32%(c)
Ratio of expenses to average net assets*                                  1.31%(c)              4.22%(c)                 154.74%(c)
Portfolio turnover**                                                     50.73%                50.73%                    449.16%

------------------------------------

*   Ratios calculated as if no expenses were waived and/or reimbursed.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

+ Net investment income (loss) is based on average shares outstanding during the period.

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) Not annualized.

(c) Annualized.

(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001. See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

         o Nationwide   Investor   Destinations   Aggressive  Fund  (Aggressive)
           (formerly known as Investor Destinations Aggressive Fund)

         o Nationwide   Investor   Destinations   Moderately   Aggressive   Fund
           (Moderately Aggressive) (formerly known as Investor Destinations Moderately Aggressive Fund)

         o Nationwide Investor Destinations Moderate Fund (Moderate) (formerly known as Investor Destinations Moderate Fund)

         o Nationwide  Investor   Destinations   Moderately   Conservative  Fund
           (Moderately Conservative) (formerly known as Investor Destinations Moderately Conservative Fund)

         o Nationwide Investor Destinations Conservative Fund (Conservative) (formerly known as Investor Destinations Conservative Fund)

Each Fund is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION
    Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities in their portfolios, for which market quotations are readily available, at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. Under most circumstances, the fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME
    Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Interest income for the fixed interest contract is accrued daily and reinvested the following day.


                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(C) FEDERAL INCOME TAXES
    Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(D) DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These
    "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(E) EXPENSES
    Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.













                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(F) CAPITAL SHARE TRANSACTIONS
    Transactions in capital shares of the Funds were as follows:


                                                        AGGRESSIVE                                  MODERATELY AGGRESSIVE
                                            --------------------------------------      --------------------------------------------
                                            SIX MONTHS ENDED      PERIOD ENDED          SIX MONTHS ENDED            PERIOD ENDED
                                             APRIL 30, 2001   OCTOBER 31, 2000 (A)       APRIL 30, 2001         OCTOBER 31, 2000 (A)
                                            ----------------  --------------------      ----------------        --------------------
                                              (UNAUDITED)                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued..............   $       --         $   10,000              $       --                 $   10,000
   Dividends reinvested.....................           87                 --                     118                          2
   Cost of shares redeemed..................           --                 --                      --                         --
                                               ----------         ----------              ----------                 ----------
                                                       87             10,000                     118                     10,002
                                               ----------         ----------              ----------                 ----------
CLASS B SHARES
   Proceeds from shares issued..............           --             10,017                      --                     10,000
   Dividends reinvested.....................           60                 --                      80                         --
                                               ----------         ----------              ----------                 ----------
                                                       60             10,017                      80                     10,000
                                               ----------         ----------              ----------                 ----------
CLASS C SHARES
   Proceeds from shares issued..............           25(b)              --                      25(b)                      --
                                               ----------         ----------              ----------                 ----------
                                                       25                 --                      25                         --
                                               ----------         ----------              ----------                 ----------
SERVICE CLASS SHARES
   Proceeds from shares issued..............    4,520,865          1,429,003               6,121,057                  1,028,940
   Dividends reinvested.....................       26,829                 --                  39,572                        212
   Cost of shares redeemed..................     (274,789)           (18,115)               (564,878)                   (24,572)
                                               ----------         ----------              ----------                 ----------
                                                4,272,905          1,410,888               5,595,751                  1,004,580
                                               ----------         ----------              ----------                 ----------
Changes in net assets from
   capital transactions                        $4,273,077         $1,430,905              $5,595,974                 $1,024,582
                                               ==========         ==========              ==========                 ==========

SHARE TRANSACTIONS:
CLASS A SHARES
   Issued...................................           --              1,000                     --                       1,000
   Reinvested...............................           10                 --                      13                         --
   Redeemed.................................           --                 --                      --                         --
                                               ----------         ----------              ----------                 ----------
                                                       10              1,000                      13                      1,000
                                               ----------         ----------              ----------                 ----------
CLASS B SHARES
   Issued...................................           --              1,000                      --                      1,000
   Reinvested...............................            7                 --                       9                         --
                                               ----------         ----------              ----------                 ----------
                                                        7              1,000                       9                      1,000
                                               ----------         ----------              ----------                 ----------
CLASS C SHARES
   Issued...................................            3(b)              --                       3(b)                      --
                                               ----------         ----------              ----------                 ----------
                                                        3                 --                       3                         --
                                               ----------         ----------              ----------                 ----------
SERVICE CLASS SHARES
   Issued...................................      521,677            152,353                 679,336                    106,561
   Reinvested...............................        3,069                 --                   4,439                         22
   Redeemed.................................      (32,158)            (1,895)                (64,582)                    (2,509)
                                               ----------         ----------              ----------                 ----------
                                                  492,588            150,458                 619,193                    104,074
                                               ----------         ----------              ----------                 ----------
Total net changes in shares.................      492,608            152,458                 619,218                    106,074
                                               ==========         ==========              ==========                 ==========

-----------------
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MODERATE                              MODERATELY CONSERVATIVE
                                               ------------------------------------------   ----------------------------------------
                                               SIX MONTHS ENDED          PERIOD ENDED       SIX MONTHS ENDED        PERIOD ENDED
                                                APRIL 30, 2001      OCTOBER 31, 2000  (A)    APRIL 30, 2001    OCTOBER 31, 2000  (A)
                                               ----------------     ---------------------   ----------------   ---------------------
                                                 (UNAUDITED)                                   (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued.................  $        --                $ 10,064            $       --          $   10,000
   Dividends reinvested........................          108                      69                   185                 120
   Cost of shares redeemed.....................           --                      --                    --                  --
                                                 -----------                --------            ----------          ----------
                                                         108                  10,133                   185              10,120
                                                 -----------                --------            ----------          ----------
CLASS B SHARES
   Proceeds from shares issued.................           --                  10,082                   --               10,000
   Dividends reinvested........................           69                      29                   146                  84
   Cost of shares redeemed.....................           --                      --                    --                  --
                                                 -----------                --------            ----------          ----------
                                                          69                  10,111                   146              10,084
                                                 -----------                --------            ----------          ----------
CLASS C SHARES
   Proceeds from shares issued.................           25(b)                   --                    25(b)               --
                                                 -----------                --------            ----------          ----------
                                                          25                      --                    25                  --
                                                 -----------                --------            ----------          ----------
SERVICE CLASS SHARES
   Proceeds from shares issued.................   16,843,060                 862,406             3,670,733           2,236,444
   Dividends reinvested........................       52,993                     215                60,674                 271
   Cost of shares redeemed.....................   (1,000,622)                   (289)           (1,627,422)             (7,876)
                                                 -----------                --------            ----------          ----------
                                                  15,895,431                 862,332             2,103,985           2,228,839
                                                 -----------                --------            ----------          ----------
Changes in net assets from
   capital transactions........................  $15,895,633                $882,576            $2,104,341          $2,249,043
                                                 ===========                ========            ==========          ==========

SHARE TRANSACTIONS:
CLASS A SHARES
   Issued......................................          --                    1,000                   --                1,000
   Reinvested..................................           12                       7                    20                  12
   Redeemed....................................           --                      --                    --                  --
                                                 -----------                --------            ----------          ----------
                                                          12                   1,007                    20               1,012
                                                 -----------                --------            ----------          ----------
CLASS B SHARES
   Issued......................................           --                   1,000                   --                1,000
   Reinvested..................................            7                       3                    15                   9
   Redeemed....................................           --                      --                    --                  --
                                                 -----------                --------            ----------          ----------
                                                           7                   1,003                    15               1,009
                                                 -----------                --------            ----------          ----------
CLASS C SHARES
   Issued......................................            3(b)                   --                     3(b)               --
                                                 -----------                --------            ----------          ----------
                                                           3                      --                     3                  --
                                                 -----------                --------            ----------          ----------
SERVICE CLASS SHARES
   Issued......................................    1,830,653                  88,651               379,522             226,104
   Reinvested..................................        5,812                      22                 6,373                  27
   Redeemed....................................     (109,125)                    (30)             (168,485)               (802)
                                                 -----------                --------            ----------          ----------
                                                   1,727,340                  88,643               217,410             225,329
                                                 -----------                --------            ----------          ----------
Total net changes in shares....................    1,727,362                  90,653               217,448             227,350
                                                 ===========                ========            ==========          ==========

--------------
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  CONSERVATIVE
                                                                                    ---------------------------------------
                                                                                    SIX MONTHS ENDED    PERIOD ENDED
                                                                                     APRIL 30, 2001   OCTOBER 31, 2000  (A)
                                                                                    ----------------  ---------------------
                                                                                       (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued...............................................          $       --          $   10,000
   Dividends reinvested......................................................                 202                 158
                                                                                       ----------          ----------
                                                                                              202              10,158
                                                                                       ----------          ----------
CLASS B SHARES
   Proceeds from shares issued...............................................                  --              10,000
   Dividends reinvested......................................................                 163                 121
                                                                                       ----------          ----------
                                                                                              163              10,121
                                                                                       ----------          ----------
CLASS C SHARES
   Proceeds from shares issued...............................................                  25(b)               --
                                                                                       ----------          ----------
                                                                                               25                  --
                                                                                       ----------          ----------
SERVICE CLASS SHARES
   Proceeds from shares issued...............................................           6,200,864             587,393
   Dividends reinvested......................................................              54,345                 374
   Cost of shares redeemed...................................................          (1,428,007)            (97,705)
                                                                                       ----------          ----------
                                                                                        4,827,202             490,062
                                                                                       ----------          ----------
Changes in net assets from capital transactions..............................          $4,827,592          $  510,341
                                                                                       ==========          ==========
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued....................................................................                  --               1,000
   Reinvested................................................................                  20                  16
                                                                                       ----------          ----------
                                                                                               20               1,016
                                                                                       ----------          ----------
CLASS B SHARES
   Issued....................................................................                  --               1,000
   Reinvested................................................................                  17                  12
                                                                                       ----------          ----------
                                                                                               17               1,012
                                                                                       ----------          ----------
CLASS C SHARES
   Issued....................................................................                   3(b)               --
                                                                                       ----------          ----------
                                                                                                3                  --
                                                                                       ----------          ----------
SERVICE CLASS SHARES
   Issued....................................................................             623,108              58,810
   Reinvested................................................................               5,560                  38
   Redeemed..................................................................            (143,065)             (9,642)
                                                                                       ----------          ----------
                                                                                          485,603              49,206
                                                                                       ----------          ----------
Total net changes in shares..................................................             485,643              51,234
                                                                                       ==========          ==========

--------------------
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(b) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

                                    Continued
28

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(3) TRANSACTION WITH AFFILIATES
Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF, as applicable, an investment advisory fee based on that Fund's average daily net assets.
Additional information regarding investment advisory fees for VMF is as follows for the period ended April 30, 2001:

                                                                      TOTAL
        FUND                             FEE SCHEDULE                 FEES
        ------------------------------------------------------------------
        Aggressive                       All Assets                   0.13%
        Moderately Aggressive            All Assets                   0.13%
        Moderate                         All Assets                   0.13%
        Moderately Conservative          All Assets                   0.13%
        Conservative                     All Assets                   0.13%

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreements, VMF has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:


                                             EXPENSE CAPS
                     -----------------------------------------------------------------------------------
FUND                 CLASS A SHARES       CLASS B SHARES        CLASS C SHARES      SERVICE CLASS SHARES
--------------------------------------------------------------------------------------------------------
Aggressive                0.71%                1.31%                1.31%                   0.61%
Moderately Aggressive     0.71%                1.31%                1.31%                   0.61%
Moderate                  0.71%                1.31%                1.31%                   0.61%
Moderately Conservative   0.71%                1.31%                1.31%                   0.61%
Conservative              0.71%                1.31%                1.31%                   0.61%


VMF may request and receive reimbursement from a Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $162,325, $164,323, $157,418, $161,576, and
$159,803 for the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative, and Conservative Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A and Service Class shares and 1.00% for Class B and Class C shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal undrwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the six months ended April 30, 2001, NAS received no commissions from front-end sales charges of Class A and Class C shares or from CDSC fees from Class B and Class C shares of the Funds.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                                      FUND
                                 ADMINISTRATION
                                  FEE SCHEDULE*
                         --------------------------------
                         Up to $250 million         0.07%
                         On $250 million and more   0.05%

* The Fund Administration fee for these Funds are subject to a minimum of $75,000 per Fund per year.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of the Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to those shareholders. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Service Class of shares. For the six months ended April 30, 2001, the Fund's incurred no administrative services fees.

4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. There were no outstanding loans for these Funds as of April 30, 2001.

5. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

     FUND                              PURCHASES              SALES
     ----------------------------------------------------------------
     Aggressive                      $ 5,465,440           $1,204,559
     Moderately Aggressive             7,814,411            2,308,150
     Moderate                         19,111,518            4,385,531
     Moderately Conservative           3,676,349            1,806,967
     Conservative                      4,964,779            1,210,987